INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of income (loss) from continuing operations before income tax expense (benefit) by U.S. and foreign location

Years Ended December 31, (in millions)	2011	2010	2009

U.S.	$(1,626)	$15,118	$(17,180)
Foreign	725	4,548	2,738

Total	$(901)	$19,666	$(14,442)

Schedule of income tax expense (benefit) attributable to pre-tax income (loss) from continuing operations

Years Ended December 31, (in millions)	2011	2010	2009

Foreign and U.S. components of actual income tax expense:
Foreign:
Current	$303	$807	$1,573
Deferred	48	270	3,636
U.S.:
Current	(208)	(163)	1,229
Deferred	(19,907)	5,822	(8,493)

Total	$(19,764)	$6,736	$(2,055)

Schedule of reconciliation between actual income tax (benefit) expense and statutory U.S. federal amount computed by applying the federal income tax rate

	2011			2010			2009
Years Ended December 31, (dollars in millions)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax Income (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax Income (Loss)	Pre-Tax (Loss)	Tax Expense/ (Benefit)	Percent of Pre-Tax (Loss)

U.S. federal income tax at statutory rate	$2,604	$911	35.0%	$22,877	$8,007	35.0%	$(13,495)	$(4,723)	35.0%
Adjustments:
Tax exempt interest		(454)	(17.4)		(587)	(2.6)		(677)	5.0
Investment in subsidiaries and partnerships		(224)	(8.6)		(1,319)	(5.8)		(473)	3.5
Variable interest entities		(43)	(1.7)		(2)	(0.0)		435	(3.2)
Uncertain tax positions		(25)	(1.0)		(37)	(0.2)		874	(6.5)
Dividends received deduction		(52)	(2.0)		(108)	(0.5)		(117)	0.9
Effect of foreign operations		(386)	(14.8)		602	2.6		(497)	3.7
Bargain purchase gain		-	-		(116)	(0.5)		-	-
State income taxes		(87)	(3.3)		(126)	(0.6)		155	(1.2)
Other		131	5.0		184	0.8		313	(2.3)
Effect of discontinued operations		(190)	(7.3)		173	0.8		(1,827)	13.5
Effect of discontinued operations – goodwill		-	-		1,268	5.5		3	(0.0)
Valuation allowance:
Continuing operations		(18,307)	NM		1,361	6.0		2,986	(22.1)
Discontinued operations		-	-		1,292	5.7		(221)	1.6

Consolidated total amounts	2,604	(18,726)	NM	22,877	10,592	46.3	(13,495)	(3,769)	27.9
Amounts attributable to discontinued operations	3,505	1,038	29.6	3,211	3,856	120.1	947	(1,714)	(180.9)

Amounts attributable to continuing operations	$(901)	$(19,764)	NM %	$19,666	$6,736	34.3%	$(14,442)	$(2,055)	14.2%

Schedule of components of the net deferred tax asset

December 31, (in millions)	2011	2010

Deferred tax assets:
Losses and tax credit carryforwards	$28,223	$25,195
Unrealized loss on investments	2,436	3,223
Accruals not currently deductible, and other	6,431	3,036
Investments in foreign subsidiaries and joint ventures	1,432	2,207
Loss reserve discount	1,260	1,264
Loan loss and other reserves	877	1,093
Unearned premium reserve reduction	1,696	825
Employee benefits	1,217	1,034

Total deferred tax assets	43,572	37,877

Deferred tax liabilities:
Adjustment to life policy reserves	(1,978)	(458)
Deferred policy acquisition costs	(3,340)	(2,594)
Flight equipment, fixed assets and intangible assets	(4,530)	(4,753)
Unrealized gains related to available for sale debt securities	(4,010)	(3,317)
Other	(378)	(466)

Total deferred tax liabilities	(14,236)	(11,588)

Net deferred tax assets before valuation allowance	29,336	26,289
Valuation allowance	(11,047)	(27,548)

Net deferred tax assets (liabilities)	$18,289	$(1,259)

Schedule of consolidated income tax group tax losses and credits carryforwards

December 31, 2011 (in millions)	Gross	Tax Effected	Expiration Periods

Net operating loss carryforwards	$45,273	$15,846	2028 - 2031
Capital loss carryforwards – Life	21,213	7,425	2013 - 2014
Capital loss carryforwards – Non-Life	88	30	2014 - 2015
Foreign tax credit carryforwards	-	4,609	2016 - 2021
Other carryforwards and other	-	496	Various

Total AIG U.S. consolidated income tax group tax losses and credits carryforwards		$28,406

Schedule of net deferred tax assets (liabilities)

	December 31,
(in millions)	2011	2010

Net U.S. consolidated return group deferred tax assets	$29,442	$28,423
Net deferred tax assets (liabilities) in Other comprehensive income	(3,041)	(2,975)
Valuation allowance	(7,240)	(25,626)

Subtotal	19,161	(178)

Net foreign, state & local deferred tax assets*	2,935	2,132
Valuation allowance	(3,807)	(3,213)

Subtotal	(872)	(1,081)

Total AIG net deferred tax assets (liabilities)	$18,289	$(1,259)

*
Amount includes deferred tax liabilities for certain jurisdictions which are not available to offset deferred tax assets from other jurisdictions.

Schedule of rollforward of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

Years Ended December 31, (in millions)	2011	2010	2009

Gross unrecognized tax benefits, beginning of year	$5,296	$4,843	$3,368
Increases in tax positions for prior years	239	888	1,628
Decreases in tax positions for prior years	(1,046)	(470)	(132)
Increases in tax positions for current year	48	49	142
Lapse in statute of limitations	(7)	(6)	(47)
Settlements	(259)	(12)	(9)
Activity of discontinued operations	8	-	(46)
Less: Unrecognized tax benefits of held for sale entities	-	4	(61)

Gross unrecognized tax benefits, end of year	$4,279	$5,296	$4,843

Schedule of tax years that remain subject to examination by major tax jurisdictions

At December 31, 2011	Open Tax Years

Major Tax Jurisdiction
United States	2000 - 2010
France	2008 - 2010
Hong Kong	2004 - 2009
Japan	2006 - 2010
Korea	2009
Malaysia	2002 - 2010
Taiwan	2007 - 2010
Thailand	2006 - 2010
United Kingdom	2008 - 2009